CASH DIVIDEND	6 Months Ended
Jun. 30, 2024
CASH DIVIDEND
CASH DIVIDEND

14.CASH DIVIDEND

On November 29, 2023, the Group approved and declared a cash dividend of US$0.093 per ordinary share or US$0.93 per ADS, on its outstanding shares as of the close of trading on January 10, 2024. Such dividend of RMB2,085 was recorded as dividend payable as of December 31, 2023 and was fully paid in the first quarter of 2024.

On July 23, 2024, the Group approved and declared a cash dividend of US$0.063 per ordinary share, or US$0.63 per ADS, on its outstanding shares as of the close of trading on August 14, 2024. Such dividend of RMB1,427 was mostly paid in August 2024.